Property Plant and Equipment	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property Plant and Equipment
8.
PROPERTY, PLANT AND EQUIPMENT

	Thacker Pass[1]	Equipment and machinery	Right of Use assets	Other	Total
	$	$	$	$	$
Cost
As at December 31, 2022	-	2,740	3,378	701	6,819
Transfers from E&E (Note 9)	9,091	-	-	-	9,091
Additions	193,728	210	549	134	194,621
Disposals	-	-	(275)	(90)	(365)
As at December 31, 2023	202,819	2,950	3,652	745	210,166
Additions	124,613	52	1,096	224	125,985
Disposals	-	(36)	(14)	-	(50)
As at September 30, 2024	327,432	2,966	4,734	969	336,101

	Thacker Pass[1]	Equipment and machinery	Right of Use assets	Other	Total
	$	$	$	$	$
Accumulated depreciation
As at December 31, 2022	-	1,644	1,024	215	2,883
Depreciation for the year	-	587	807	85	1,479
Disposals	-	-	(188)	(90)	(278)
As at December 31, 2023	-	2,231	1,643	210	4,084
Depreciation for the period	-	453	949	82	1,484
Disposals	-	(5)	(14)	-	(19)
As at September 30, 2024	-	2,679	2,578	292	5,549

	Thacker Pass[1]	Equipment and machinery	Right of Use assets	Other	Total
	$	$	$	$	$
Net book value
As at December 31, 2023	202,819	719	2,009	535	206,082
As at September 30, 2024	327,432	287	2,156	677	330,552

1.
The “Thacker Pass” category also includes right of use assets with a cost of $1,848 as at September 30, 2024.

The Company has certain commitments for royalty and other payments to be made on Thacker Pass as set out below. These amounts will only be payable if the Company continues to hold the subject claims in the future and the royalties will only be incurred if the Company starts production from Thacker Pass.

•
20% royalty on revenue solely in respect of uranium;
•
8% gross revenue royalty on all claims up to a cumulative payment of $22,000. The royalty will then be reduced to 4% for the life of the project. The Company has the option at any time to reduce the royalty to 1.75% upon payment of $22,000.
8.
PROPERTY, PLANT AND EQUIPMENT (continued)

Prepayments of $6,860 at September 30, 2024 related to the non-current portion of project insurance for Thacker Pass and deposits on equipment, are included in Other assets. Prepayments of $15,315 at December 31, 2023 related to housing units and related transportation costs, as well as the non-current portion of project insurance for Thacker Pass, were included in Other assets.